Redeemable Convertible Preference Shares - Schedule of Redeemable Convertible Preference Shares (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Redeemable Convertible Preference Shares [Abstract]
Non-current	RM 6,213,040	$ 1,390,097	RM 6,483,536
Current	3,377,330	755,640
Total	RM 9,590,370	$ 2,145,737	RM 6,483,536